Authorised and issued share capital - Summary of Authorized and Issued Share Capital (Details) £ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares		Dec. 31, 2019 GBP (£) shares		Dec. 31, 2018 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	[1]	£ 129.6	£ 132.8
Share cancellations		(729.3)	(281.2)		£ (47.7)
Issued and fully paid capital, Ending balance		£ 122.4	£ 129.6	[1]	£ 132.8	[1]
Ordinary shares
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised (in shares) | shares		1,750,000,000	1,750,000,000		1,750,000,000		1,750,000,000
Nominal value of Authorised shares		£ 175.0	£ 175.0		£ 175.0		£ 175.0
Number of shares issued and fully paid, Beginning balance (in shares) | shares		1,296,080,242	1,328,167,813		1,332,678,227
Exercise of share options (in shares) | shares		534,800	1,000		75,625
Share cancellations (in shares) | shares		(72,155,492)	(32,088,571)		(4,586,039)
Number of shares issued and fully paid, Ending balance (in shares) | shares		1,224,459,550	1,296,080,242		1,328,167,813
Issued and fully paid capital, Beginning balance		£ 129.6	£ 132.8		£ 133.3
Share cancellations		(7.2)	(3.2)		(0.5)
Issued and fully paid capital, Ending balance		£ 122.4	£ 129.6		£ 132.8

[1]	Figures have been restated as described in the accounting policies.